Acquisitions and Disposals - Narrative (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended			1 Months Ended	0 Months Ended
	Jun. 27, 2014 Imperial	Apr. 01, 2014 Personal Express	Jan. 16, 2014 Anticemex Reinsurance S.A.	Dec. 31, 2013 Ikano Re S.A	Apr. 15, 2013 Euro Accident Health & Care Insurance Aktiebolag (EHC)
Business Acquisition [Line Items]
Equity interest percentage acquired			100.00%
Purchase price of acquired interest	$ 20,000	$ 21,743	$ 62,973	$ 35,741	$ 42,840
Cash paid in initial purchase price					23,640
Deferred purchase obligations					$ 19,200